BUSINESS COMBINATION - Summary of Unaudited Supplemental Pro Forma Financial Information (Details) - Casing Technologies Group Limited - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Business Acquisition [Line Items]
Pro forma revenue	$ 40,333	$ 45,308
Pro forma net income	$ 2,420	$ 6,287